PRIVATE PLACEMENT (Details) - USD ($)				4 Months Ended
	Dec. 09, 2021	Dec. 09, 2021	Dec. 06, 2021	Dec. 31, 2021	Sep. 30, 2022
PRIVATE PLACEMENT
Aggregate number of shares of common stock into which Rights may be converted					2,070,000
Purchase price, per unit				$ 10.10
Private Placement Warrants
PRIVATE PLACEMENT
Aggregate number of shares of common stock into which Rights may be converted	81,000	81,000		796,000
Price of warrant	$ 10.00	$ 10.00
Private Placement
PRIVATE PLACEMENT
Number of units issued		81,000	715,000
Purchase price, per unit	$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance of private placement		$ 27,810,000	$ 7,150,000
Number of shares included in each unit			1
Number of rights included in each unit			1
Number of shares issuable per right			0.1
Private Placement | Private Placement Warrants
PRIVATE PLACEMENT
Aggregate number of shares of common stock into which Rights may be converted			715,000
Price of warrant			$ 10.00
Number of shares included in each unit			1
Number of rights included in each unit			1
Number of shares issuable per right			0.1
Over-allotment option
PRIVATE PLACEMENT
Number of units issued	20,700,000	2,700,000	2,700,000	2,700,000
Purchase price, per unit	$ 10.00	$ 10.00
Over-allotment option | Private Placement Warrants
PRIVATE PLACEMENT
Aggregate number of shares of common stock into which Rights may be converted	81,000	81,000
Price of warrant	$ 10.00	$ 10.00